Transactions with related parties - Omnibus Agreement - Arctic Aurora Acquisition (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 23, 2014 Arctic Aurora	Jun. 30, 2014 Arctic Aurora	Jun. 19, 2014 All Vessels
Related Party Transaction
Percentage of ownership in entity			100.00%
Time charter agreement duration			five years
Total consideration paid to acquire entity			$ 235,000
Revolving credit facility borrowing capacity					340,000
LNG Carrier Year Built				2013
Preferential deemed dividend	$ 25,508	$ 0	$ 25,508